Noncontrolling Interests - Reconciliation of Net Income Attributable to Non Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Noncontrolling Interest [Abstract]
Net income attributable to noncontrolling interests, net of tax	$ 31,075	$ 24,666	$ 22,588
Foreign currency translation attributable to nonredeemable noncontrolling interests	(28,597)	7,054	7,217
Foreign currency translation attributable to redeemable noncontrolling interest	0	0	573
Comprehensive income attributable to noncontrolling interests, net of tax	$ 2,478	$ 31,720	$ 30,378